Trade Payables and Other Current Liabilities	12 Months Ended
Dec. 31, 2019
Disclosure of trade and other payables [text block] [Abstract]
Disclosure of trade and other payables [text block]

NOTE 12 - TRADE PAYABLES AND OTHER CURRENT LIABILITIES:

a.	Trade payables are denominated in the following currencies:

	December 31,
	2019	2018
	USD in thousands
NIS unlinked	75	137
USD	-	43
Euro	-	10
	75	190

b.	Other:

	December 31,
	2019	2018
	USD in thousands
Institutions	73	-
Accrued expenses	522	299
Provisions	-	54
Other	8	-
	603	353

Other payable balances are denominated in the following currencies:

	As of December 31,
	2019	2018
	USD in thousands

NIS unlinked	63	48
USD	461	280
Euro	71	25
	595	353

The balances of the financial instruments included within the trade payables and other payables approximate their fair value as the effect of the discounting is immaterial.